other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ 78	$ (46)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(151)	152
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(50)	28
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(101)	124
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(23)	78
Accumulated foreign currency translation balance beginning	25	155
Cumulative foreign currency translation adjustment, before tax	41	(130)
Cumulative foreign currency translation adjustment, net	41	(130)
Accumulated foreign currency translation balance ending	66	25
Accumulated other comprehensive income balance beginning	186	135
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(103)	88
Income tax relating to accumulated other comprehensive income	(50)	37
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(53)	51
Accumulated other comprehensive income balance ending	133	186
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning	83	26
Change in unrealized fair value of available-for-sale financial assets, before tax	7	66
Income tax related to change in unrealized fair value of available-for-sale financial assets		9
Change in measurement of investment financial assets	7	57
Accumulated available-for-sale financial assets balance ending	90	83
Employee defined benefit plans re-measurements, before tax	177	809
Income tax relating to employee defined benefit plan re-measurements	45	209
Employee defined benefit plans re-measurements, net	132	600
Other comp. income, before tax	74	897
Aggregated income tax relating to components of other comprehensive income	(5)	246
Total	79	651
Attributable to:
Accumulated other comprehensive income	133	186
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	208	73
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	12	9
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	360	(75)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	(63)	18
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	81	(40)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(152)	148
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(51)	27
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(101)	121
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(20)	81
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(1)	(4)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	1	1
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(3)	(6)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	1	4
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	1	1
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net		3
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(3)	(3)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	110
Item never reclassified to income
Total	39	686
Attributable to:
Accumulated other comprehensive income	110
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	23
Item never reclassified to income
Total	40	$ (35)
Attributable to:
Accumulated other comprehensive income	$ 23